Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Rental income	$ 7,794,585	$ 7,658,273	$ 15,809,218	$ 15,909,341	$ 31,591,870	$ 23,590,011
Fee and other income	723,489	148,001	955,383	328,950	860,242	388,834
Total revenue	8,518,074	7,806,274	16,764,601	16,238,291	32,452,112	23,978,845
Costs and expenses:
Rental operating costs	2,636,063	2,585,013	5,273,165	5,058,364	10,135,345	8,515,151
General and administrative	1,439,820	1,232,319	2,629,837	2,462,730	5,065,579	4,672,783
Depreciation and amortization	2,443,817	2,499,630	4,947,333	5,159,161	10,256,185	7,784,917
Total costs and expenses	6,519,700	6,316,962	12,850,335	12,680,255	25,457,109	20,972,851
Other income (expense):
Interest expense-Series B preferred stock	(1,359,205)	(1,610,517)	(2,764,805)	(3,102,727)	(5,970,220)	(4,767,559)
Interest expense-mortgage notes	(1,952,216)	(1,890,682)	(3,862,812)	(3,761,516)	(7,561,117)	(6,007,101)
Interest and other income	5,829	46,593	15,097	68,332	85,723	150,008
Gain on sales of real estate, net	1,485,589	1,213,060	2,027,051	1,388,545	2,186,481	1,513,242
Impairment of real estate assets					(948,053)	0
Acquisition costs					(145,040)	(348,414)
Income tax expense	(13,746)	(76,152)	(108,356)	(144,700)	(213,860)	(172,691)
Total other expense, net	(1,833,749)	(2,317,698)	(4,693,825)	(5,552,066)	(12,566,086)	(9,632,515)
Loss from continuing operations					(5,571,083)	(6,626,521)
Gain on the sale of real estate						4,730,398
Loss from discontinued operations, net						(131,375)
Income from discontinued operations						4,599,023
Net income (loss)	164,625	(828,386)	(779,559)	(1,994,030)	(5,571,083)	(2,027,498)
Less: Income attributable to noncontrolling interests	(145,313)	(83,039)	(214,828)	(21,356)	(241,402)	(1,791,194)
Net income (loss) attributable to NetREIT, Inc. common stockholders	$ 19,312	$ (911,425)	$ (994,387)	$ (2,015,386)	$ (5,812,485)	$ (3,818,692)
Basic and diluted income (loss) per common share
Continuing operations					$ (0.32)	$ (0.39)
Discontinued operations						0.27
Income (loss) per common share	$ 0.00	$ (0.05)	$ (0.06)	$ (0.12)	$ (0.34)	$ (0.22)
Weighted average number of common shares outstanding - basic and diluted	17,565,158	17,269,324	17,538,020	16,979,533	17,301,129	17,139,479